INCOME TAXES (Schedule of Reconciliation of Provision (Benefit) for Income Taxes) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Amount
Tax at U.S. statutory rate	$ (1,588,495)	$ (2,048,153)
State taxes, net of federal benefit	(168,053)	(218,670)
Other	127,105	(295,854)
Change in valuation allowance	1,629,443	2,562,677
Total income tax expense (benefit)
Percentage
Tax at U.S. statutory rate	(34.00%)	(34.00%)
State taxes, net of federal benefit	(3.60%)	(3.63%)
Other	2.72%	(4.91%)
Change in valuation allowance	34.88%	42.54%
Total effective income tax rate	0.00%	0.00%